Reserve Investment Fund
Unaudited
Financial Highlights

           For a share outstanding throughout each period

                                                  8/25/97
                                                  through
                                                 11/30/97

NET ASSET VALUE

Beginning of period                             $   1.000
Investment activities
  Net investment income                             0.015

Distributions
  Net investment income                            (0.015)

NET ASSET VALUE

End of period                                   $   1.000

Ratios/Supplemental Data

Total return                                        1.53%

Ratio of expenses to average net assets             0.01%!

Ratio of net investment income to
  average net assets                                5.66%!

Net assets, end of period (in thousands)        $2,863,376

! Annualized.

Government Reserve Investment Fund
Unaudited
Financial Highlights

           For a share outstanding throughout each period

                                                  8/25/97
                                                  through
                                                 11/30/97

NET ASSET VALUE

Beginning of period                             $   1.000

Investment activities
  Net investment income                             0.014

Distributions
  Net investment income                            (0.014)

NET ASSET VALUE

End of period                                   $   1.000

Ratios/Supplemental Data

Total return                                        1.46%

Ratio of expenses to average net assets             0.02%!

Ratio of net investment income to
  average net assets                                5.39%!

Net assets, end of period (in thousands)        $ 376,091


! Annualized.

Reserve Investment Fund
Unaudited
Statement of Net Assets

November 30, 1997
                                           Par         Value
                                             In thousands

BANK NOTES  1.2%

FCC National Bank, 5.82%,
  9/18/98                            $   9,000  $   8,998

First Tennessee Bank N.A.
     5.58%, 12/12/97                     5,000      5,000

     5.60%, 1/26/98                     20,000     19,994

Total Bank Notes (Cost  $33,992)                   33,992

CERTIFICATES OF DEPOSIT  40.6%

Abby National
  (London)
     5.59%, 12/31/97                    51,000     51,001

     5.61%, 12/31/97                    18,000     18,000

ABN AMRO
     5.60%, 2/20/98                     25,000     24,987

     5.65%, 12/23/97                    10,000      9,999

     5.68%, 1/30/98                     25,000     25,001

     5.93%, 6/19/98                      1,000      1,000

Australia & New Zealand Banking
     5.68%, 2/27/98                      5,000      5,000

     5.74%, 3/2/98                      15,000     15,001

  (London)
     5.75%, 2/17/98                     10,000     10,001

     5.76%, 12/18/97                     5,000      5,000

Banco Bilbao Vizcaya, (London),
  5.78%, 2/20/98                        20,000     20,000

Banco Santander
  (London)
     5.70%, 2/17/98                     15,000     15,001

     5.79%, 1/20/98                     15,000     15,000

Bank of Nova Scotia
     5.89%, 8/27/98                     21,263     21,261

     5.95%, 6/29/98                      1,000      1,000

Bank of Scotland, (London), 5.73%, 3/18/98      15,000
15,002

Banque Nationale de Paris
     5.78%, 7/28/98                     30,000     29,988

     5.90%, 10/21/98                    13,500     13,505

     6.07%, 3/24/98                      1,000      1,001

Barclays Bank PLC
  (London)
     5.63%, 1/20/98                     30,000     30,000

     5.67%, 2/10/98                     25,000     24,995

     5.85%, 7/28/98                     30,000     30,017

Bayerische Hypotheken und Wechsel
  (London)
     5.60%, 12/2/97                     20,000     20,000

     5.78%, 2/17/98                     35,000     35,001

     5.81%, 4/21/98                     12,000     11,998

Bayerische Landesbank
     5.775%, 7/27/98                    17,000     16,990

     6.02%, 5/7/98                       3,200      3,202

Bayerische Vereinsbank, (London),
     5.77%, 2/24/98                     50,000     50,001

Canadian Imperial Bank, 5.60%,
  12/30/97                              20,000     20,000

Chase Manhattan Bank, 5.65%, 4/6/98     17,000     17,000
Commerzbank
     5.90%, 9/10/98                     10,900     10,896

  (London), 5.83%, 6/12/98              20,000     20,007

Credit Agricole Indosuez
     5.70%, 2/2/98                      10,000     10,001

     5.87%, 8/10/98                      8,000      7,995

Deutsche Bank AG
     5.58%, 12/31/97                    50,000     49,999

     6.00%, 3/26/98                      2,000      2,001

Hessische Landesbank
     6.08%, 6/9/98                      16,000     16,013

     6.13%, 4/1/98 - 4/7/98             31,000     31,025

  (London), 6.06%, 6/16/98              10,000     10,011

Ing Bank, (London), 5.74%, 2/18/98      14,000     14,002

Lloyds Bank PLC, (London),
     6.00%, 10/26/98                    40,000     40,054

Mellon Bank N.A., 5.80%, 12/15/97        4,000      4,000

Rabobank Nederland N.V.
     5.56%, 12/3/97                     40,000     40,000

     6.20%, 4/9/98                       1,000      1,001

  (London)
     5.56%, 12/17/97                    12,000     12,000

     5.76%, 2/25/98                     10,000     10,000

Societe Generale
     5.56%, 12/3/97                     12,000     12,000

     5.65%, 1/15/98                     22,000     22,000

     6.35%, 4/15/98                      9,500      9,515

Sudwest Deutsche Landesbank
  (London)
     5.60%, 12/29/97                    48,000     48,001

     5.73%, 3/12/98                     17,000     17,001

Suntrust Bank, 5.79%, 12/4/97            5,000      5,000

Svenska Handelsbanken
     5.78%, 2/27/98                     10,000     10,000

  (London), 5.77%, 2/17/98              20,000     20,001

Swiss Bank
     5.75%, 2/11/98                     30,000     30,000

     5.90%, 8/28/98                      8,000      8,000

     5.95%, 7/2/98                       1,000      1,000

Toronto Dominion Bank
  (London)
     5.595%, 1/20/98                    33,000     32,997

     5.60%, 12/31/97                    19,000     19,000

     5.76%, 2/24/98                     20,000     20,000

Union Bank of California,
     5.80%, 10/6/98                     35,000     35,000

Westdeutsche Landesbank
     5.61%, 12/31/97                    17,000     17,000

  (London)
     5.89%, 7/9/98                      10,000     10,002

     6.00%, 7/1/98                      10,000     10,007

Total Certificates of Deposit
  (Cost  $1,161,481)                            1,161,481

COMMERCIAL PAPER  55.9%

AC Acquisition Holding,
     5.60%, 2/12/98                     21,876     21,628

Alliance & Leicester,
     5.52%, 12/10/97                    15,000     14,979

American Home Products, 4(2),
     5.52%, 12/8/97                     20,644     20,622

Asset Securitization Cooperative
  4(2)
     5.50%, 12/4/97                     25,000     24,989

     5.53%, 12/4/97                     36,200     36,183

Associates Finance Services,
     5.60%, 12/15/97                     7,300      7,284

AT&T, 5.65%, 12/1/97                       740        740

Banque Nationale de Paris,
     5.70%, 2/6/98                       5,000      4,947

Barnett Banks, 5.59%, 12/16/97          40,000     39,907

BBL North America
     5.50%, 12/11/97                     4,667      4,660

     5.51%, 12/15/97                    30,000     29,936

Bear Stearns, 5.71%, 2/6/98             31,000     30,671

Bell Atlantic Financial Services,
     5.75%, 12/1/97                     45,555     45,555

Beta Finance
  4(2)
     5.56%, 3/16/98                     10,582     10,410

     5.60%, 12/12/97                    14,000     13,976

Bex America Finance, 5.51%, 12/8/97     10,000      9,989

BMW U.S. Capital, 5.70%, 12/1/97        11,200     11,200

BP America, 5.75%, 12/1/97              47,930     47,930

Caisse D'Amortissement,
     5.52%, 12/9/97                      4,900      4,894

California Pollution Control,
     5.60%, 12/18/97                    10,000     10,000

Caterpillar Financial Services,
     5.55%, 1/16/98                      8,449      8,389

Ciesco L.P., 5.50%, 12/4/97             20,000     19,991

Commonwealth Bank of Australia,
     5.50%, 12/4/97                     38,530     38,512

Countrywide Funding
     5.53%, 12/12/97                     5,000      4,992

     5.75%, 1/23/98                     15,200     15,071

Daimler-Benz North America
     5.50%, 2/4/98 - 2/10/98            36,000     35,623

     5.57%, 2/4/98                       2,415      2,391

Delaware Funding
  4(2)
     5.50%, 12/8/97                      4,099      4,095

     5.52%, 12/2/97                     18,700     18,697

     5.70%, 2/12/98                     15,000     14,827

     5.73%, 1/16/98                      5,000      4,963

Den Danske
     5.50%, 12/16/97                     5,000      4,989

     5.52%, 12/15/97                    20,000     19,957

Dover Funding, 4(2),
     5.60%, 12/10/97                     3,000      2,996

Dresdner U.S. Finance,
     5.60%, 12/2/97                     50,000     49,992

Finova Capital, 5.72%, 2/20/98           6,250      6,170

Ford Motor Credit, 5.52%, 12/4/97        5,000      4,998

General Electric Capital,
     5.50%, 3/5/98                      22,515     22,192

General Motors Acceptance Corporation
     5.63%, 12/9/97                      9,000      8,989

     5.76%, 1/23/98                     20,000     19,830

General RE
     5.50%, 12/18/97                    13,511     13,476

     5.52%, 12/18/97                    10,000      9,974

Golden Managers Acceptance,
     5.53%, 12/2/97                      8,000      7,999

Heinz (H.J.), 4(2), 5.51%, 12/2/97      50,000     49,992

International Lease Finance,
     5.51%, 12/2/97                     35,000     34,995

Island Finance of Puerto Rico
     5.60%, 12/11/97                    14,000     13,978

     5.62%, 2/2/98                      17,000     16,833

     5.70%, 2/20/98                      7,709      7,610

     5.72%, 1/29/98                     15,000     14,859

Jefferson Pilot
     5.62%, 12/9/97 - 12/10/97          36,000     35,952

John Hancock Capital, 4(2),
     5.65%, 12/1/97                     50,000     50,000

KFW International Finance
     5.60%, 12/8/97                      4,100      4,095

     5.75%, 12/1/97                     50,000     50,000

Kingdom of Sweden, 5.55%, 3/2/98        33,300     32,833

Lloyds Bank PLC, 5.55%, 3/3/98          30,000     29,574

Merrill Lynch
     5.52%, 12/10/97                    10,000      9,986

     5.53%, 12/10/97 - 12/15/97         15,100     15,071

     5.70%, 2/10/98 - 2/27/98           17,670     17,470

     5.74%, 1/30/98                     28,000     27,732

National Rural Utilities
  Cooperative Finance
     5.50%, 2/17/98 - 2/20/98           21,513     21,248

New Center Asset Trust,
     5.75%, 12/1/97                     50,000     50,000

Nordbanken North America
     5.52%, 1/12/98                     37,000     36,762

     5.55%, 2/20/98                      2,000      1,975

Novartis Finance, 5.65%, 12/1/97        25,000     25,000

Panasonic Finance, 4(2),
     5.55%, 2/6/98                      40,000     39,587

Port of Corpus Christi Authority,
     5.57%, 12/18/97                    25,000     25,000

Preferred Receivables Funding
     5.51%, 12/22/97                     5,800      5,781

     5.52%, 2/11/98                      2,275      2,250

     5.62%, 2/5/98                       3,000      2,969

     5.63%, 12/1/97                      5,400      5,400

Progress Capital Holdings,
     5.60%, 12/2/97                      7,800      7,799

Province of Quebec, 5.50%, 3/9/98       14,000     13,790

Repeat Offering Security
     5.70%, 2/27/98                      1,073      1,058

     5.73%, 2/27/98                     11,800     11,635

     5.75%, 2/27/98                     47,305     46,640

Rio Tinto, 5.55%, 1/16/98                8,000      7,943

RTZ America, 4(2), 5.50%, 3/4/98        20,100     19,814

Santander Finance (Delaware),
     5.53%, 12/3/97                     25,000     24,992

SBC Communications, 5.80%, 12/1/97      50,000     50,000

Statoil (Den Norske Stats Oljeselskap)
     5.60%, 12/8/97                     11,500     11,488

     5.65%, 12/8/97                     13,500     13,485

Telstra, 5.52%, 1/23/98                 20,000     19,837

Western Australian Treasury,
     5.50%, 12/23/97                    15,000     14,950

Total Commercial Paper (Cost
  $1,599,996)                                   1,599,996

MEDIUM-TERM NOTES  1.8%

Tiers Trust, VR, (144a),
     5.688%, 12/15/97                   40,000     40,000

Toyota Motor Credit, VR,
     13.642%, 3/9/98                     7,700      7,858

United States Bancorp,
     7.11%, 12/10/97                     5,000      5,002

Total Medium-Term Notes (Cost
  $52,860)                                         52,860

Total Investments in Securities
99.5% of Net Assets (Cost
$2,848,329)                                     $2,848,329

Other Assets Less Liabilities                      15,047

NET ASSETS                                      $2,863,376

Net Assets Consist of:

Accumulated net realized gain/loss -
net of distributions                            $      (2)

Paid-in-capital applicable to 2,863,378
shares of $0.0001 par value capital
stock outstanding; 7,000,000,000 shares
of the Corporation authorized                   2,863,378

NET ASSETS                                      $2,863,376

NET ASSET VALUE PER SHARE                       $    1.00

   VR  Variable Rate
 4(2) Commercial Paper sold within terms of a private placement memorandum, exempt from registration under section 4.2 of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors."
 144a Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers -- total of such securities at period-end amounts to 1.4% of net assets.

Government Reserve Investment Fund
Unaudited
Portfolio of Investments

November 30, 1997

                                           Par         Value
                                             In thousands

U.S. TREASURY OBLIGATIONS  42.6%

U.S. Treasury Notes
     5.00%, 1/31/98                  $  40,000  $  39,969

     5.125%, 2/28/98 - 4/30/98          30,000     29,959

     6.00%, 9/30/98                     10,000     10,030

     6.125%, 5/15/98                    10,000     10,028

     6.25%, 6/30/98                     20,000     20,074

     7.25%, 2/15/98                     50,000     50,174

Total U.S. Treasury Obligations
  (Cost  $160,234)                                160,234

REPURCHASE AGREEMENTS  51.2%

First Boston, Dated 11/28/97, 5.60%

Delivery Value of $50,023 on 12/1/97    50,000     50,000

Goldman Sachs, Dated 11/28/97, 5.50%
Delivery Value of $42,554 on 12/1/97    42,535     42,535

Merrill Lynch, Dated 11/28/97, 5.65%
Delivery Value of $50,024 on 12/1/97    50,000     50,000
Morgan Stanley, Dated 11/28/97, 5.67%

Delivery Value of $50,024 on 12/1/97    50,000     50,000

Total Repurchase Agreements (Cost
  $192,535)                                       192,535

Total Investments in Securities
93.8% of Net Assets (Cost $352,769)             $ 352,769

Other Assets Less Liabilities                      23,322

NET ASSETS                                      $ 376,091

Government Reserve Investment Fund
Unaudited
Statement of Assets and Liabilities

November 30, 1997

In thousands

Assets
Total investments in securities, at
  value (cost $352,769)                         $ 352,769
Receivable for investment securities
  sold                                             20,000
Other assets                                        3,330

Total assets                                      376,099

Liabilities

Total liabilities                                       8

NET ASSETS                                      $ 376,091

Net Assets Consist of:
Accumulated net realized gain/loss -
  net of distributions                          $     (11)

Paid-in-capital applicable to
  376,101,641 shares of
  $0.0001 par value capital
  stock outstanding;
  7,000,000,000 shares of the
  Corporation authorized                          376,102

NET ASSETS                                      $ 376,091

NET ASSET VALUE PER SHARE                       $    1.00


Reserve Investment Funds, Inc.
Unaudited
Statement of Operations
In thousands

                                               Government
                                       Reserve    Reserve
                                    Investment Investment
                                          Fund       Fund
                                       8/25/97    8/25/97
                                       through    through
                                      11/30/97   11/30/97

Investment Income

Interest income                      $  40,402  $   7,016
Expenses
  Custody and accounting                    33         22
  Legal and audit                            2          2
  Miscellaneous                              1          1

  Total expenses                            36         25

Net investment income                   40,366      6,991

Realized Gain (Loss)
Net realized gain (loss) on securities      (2)       (11)

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS               $  40,364  $   6,980

Reserve Investment Funds, Inc.
Unaudited
Statement of Changes in Net Assets

In thousands
                                                  Government
                                        Reserve      Reserve
                                     Investment   Investment
                                           Fund         Fund
                                        8/25/97      8/25/97
                                        through      through
                                       11/30/97     11/30/97

Increase (Decrease) in Net Assets

Operations
  Net investment income              $   40,366   $    6,991
  Net realized gain (loss)                   (2)         (11)

  Increase (decrease) in net
     assets from operations              40,364        6,980

Distributions to shareholders
  Net investment income                 (40,366)      (6,991)

Capital share transactions*
  Shares sold                         6,130,882    1,479,428
  Distributions reinvested               40,367        6,991
  Shares redeemed                    (3,307,921)  (1,110,367)

  Increase (decrease) in net
     assets from capital
     share transactions               2,863,328      376,052

Net Assets

Increase (decrease) during period     2,863,326      376,041

Beginning of period                          50           50

End of period                        $2,863,376   $  376,091
*Share information
  Shares sold                         6,130,882    1,479,428
  Distributions reinvested               40,367        6,991
  Shares redeemed                    (3,307,921)  (1,110,367)

  Increase (decrease) in shares
     outstanding                      2,863,328      376,052


Reserve Investment Funds, Inc.
Unaudited
November 30, 1997

Notes To Financial Statements

Reserve Investment Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the Act) as a diversified, open-end management investment company. Reserve Investment Fund (Reserve Fund) and Government Reserve Investment Fund (Government Reserve Fund), are the two portfolios established by the corporation and commenced operations on August 25, 1997.

The Reserve Investment Funds are offered as cash management options only to mutual funds and other accounts managed by T. Rowe Price and its affiliates and are not available to the public. Reserve Fund seeks preservation of capital, liquidity, and, consistent with these, the highest possible current income, through investments primarily in high-quality, money market securities. Government Reserve Fund's objectives are to maximize stability of capital, liquidity, and, consistent with these, the highest possible current income, through investments primarily in U.S. Treasury securities.

Note 1 - Significant Accounting Policies

Basis of Preparation

The accompanying financial statements are prepared in accordance with generally accepted accounting principles for the investment company industry; these principles may require the use of estimates by fund management.

Valuation

Securities are valued at amortized cost. Assets and liabilities for which such valuation procedures are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

Premiums and discounts

Premiums and discounts on debt securities are amortized for both financial reporting and tax purposes.

Distributions

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions to the funds' shareholders are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. Federal Income TaxesNo provision for federal income taxes is required since each fund intends to qualify as a regulated investment company and distribute all of its taxable income.

Other

Income and expenses are recorded on the accrual basis.
Investment transactions are accounted for on the trade date.
Realized gains and losses are reported on the identified cost basis.

Note 2 - Investment Transactions

Repurchase Agreements

All repurchase agreements are fully collateralized by U.S. government securities. Collateral is in the possession of the fund's custodian and is evaluated daily to ensure that its market value exceeds the delivery value of the repurchase agreements at maturity. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

Note 3 - Federal income taxes

At November 30, 1997, the aggregate cost of investments for federal income tax and financial reporting purposes was $2,848,329,000 for the Reserve Fund and $352,769,000 for the Government Reserve Fund.

Note 4 - Related Parties

T. Rowe Price Associates, Inc. (T. Rowe Price) is the investment manager for the Reserve and Government Reserve Funds. T. Rowe Price or its affiliates also provide investment management services to all shareholders of the Reserve Investment Funds. The Reserve and Government Reserve Funds pay no management fees; however, T. Rowe Price and its affiliates receive management fees from managing the assets invested in the Reserve and Government Reserve Funds.

T. Rowe Price and its wholly-owned subsidiaries provide transfer and dividend disbursing agent, accounting, shareholder, administrative, and certain other services to the Reserve and Government Reserve Funds. The Reserve Fund incurred expenses pursuant to these related party agreements totaling approximately $15,000 for the six months ended November 30, 1997, of which $5,000 was payable at period-end. The Government Reserve Fund incurred expenses pursuant to these agreements totaling approximately $15,000 for the six months ended November 30, 1997, of which $5,000 was payable at period-end.

Certain officers and directors of the Reserve and Government
Reserve Funds are also officers and directors of T. Rowe Price, its affiliates, and those invested in the Reserve Investment
Funds.